Fair Value Measurements - Schedule of Carrying Values and Estimated Fair Values (Details) - Level 2 - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Receivable, Fair Value Disclosure	$ 44,900	$ 44,800	$ 44,800
Carrying Amount | Income Approach Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fixed Rate, Net of Discount, Fair Value Disclosure	9,419,345	8,525,032	7,423,919
Unamortized Debt Issuance Expense	22,700	23,200	21,300
Fair Value | Income Approach Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fixed Rate, Net of Discount, Fair Value Disclosure	9,101,774	8,199,785	6,966,211
Puget Sound Energy | Carrying Amount | Income Approach Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fixed Rate, Net of Discount, Fair Value Disclosure	6,458,377	6,457,684	5,961,025
Unamortized Debt Issuance Expense	21,800	22,200	22,100
Puget Sound Energy | Fair Value | Income Approach Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fixed Rate, Net of Discount, Fair Value Disclosure	$ 6,005,816	$ 6,054,647	$ 5,492,999